Cover	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-39082
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Entity Tax Identification Number	45-5401931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2222 Ponce de Leon Blvd.
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	786
Local Phone Number	629 1376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	RLMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false